iShares®

iShares Trust

Supplement dated July 1, 2021 (the “Supplement”)

to the Prospectus and

Statement of Additional Information (the “SAI”),

each dated June 29, 2021,

for the iShares 0-3 Month Treasury Bond ETF (SGOV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI.

The first paragraph of the section of the Prospectus entitled “Shareholder Information—Determination of Net Asset Value” is hereby deleted in its entirety and replaced with the following:

Determination of Net Asset Value. The NAV of the Fund normally is determined twice daily Monday through Friday, generally as of 12:00 p.m., Eastern time and as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The first paragraph of the section of the SAI entitled “Portfolio Holdings Information” is hereby deleted in its entirety and replaced with the following:

On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, a Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of a Fund’s next net asset value per share calculation or calculations (in the case of each of the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, the information will relate to each net asset value per share calculation or calculations).

The first two sentences of the section of the SAI entitled “Determination of Net Asset Value—Valuation of Shares” are hereby deleted in their entirety and replaced with the following:

The NAV for each Fund (except for the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF) is generally calculated as of the close of regular trading hours on the NYSE (currently 4:00 p.m., Eastern Time) on each business day the NYSE is open. The NAV of each of the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF is generally calculated twice per day: as of 12:00 p.m., Eastern time and as of the close of regular trading hours on the NYSE (normally 4:00 p.m., Eastern time), on each business day the NYSE is open.

The first paragraph of the section of the SAI entitled “Creation and Redemption of Creation Units—Purchase Orders” is hereby deleted in its entirety and replaced with the following:

Purchase Orders. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund (except for the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF), in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. For the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, shares of a Fund are sold or redeemed only in Creation Units at a price based on the Fund’s NAV next determined, on any business day, of an order tendered to, and received by, the Distributor or its agent in proper form. Generally, an order will be implemented as of the next determined NAV, as described in the handbook for Authorized Participants. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.

The section of the SAI entitled “Creation and Redemption of Creation Units—Timing of Submission of Purchase Orders” is hereby deleted in its entirety and replaced with the following:

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable order to purchase shares of a Fund (except for the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF) generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. For the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, shares of a Fund are sold or redeemed only in Creation Units at a price based on the Fund’s NAV next determined, on any business day, of an order tendered to, and received by, the Distributor or its agent in proper form. Generally, an order will be implemented as of the next determined NAV, as described in the handbook for Authorized Participants. Creation Orders must be transmitted by an Authorized Participant in the form required by the Funds to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Each Fund’s deadline specified above for the submission of purchase orders is referred to as that Fund’s “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor’s or its agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund’s Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.

The first paragraph of the section of the SAI entitled “Creation and Redemption of Creation Units—Issuance of a Creation Unit” is hereby deleted in its entirety and replaced with the following:

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof ) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+2 basis” (i.e., two Business Days after trade date) (except for the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF). Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, for creation orders tendered before 12:00 p.m., Eastern time, creation units are generally issued on a “T+0 basis” (i.e., on trade date) and all other orders for creation units are generally settled on a “T+2 basis”.

The first paragraph of the section of the SAI entitled “Creation and Redemption of Creation Units—Placement of Redemption Orders” is hereby deleted in its entirety and replaced with the following:

Placement of Redemption Orders. Redemption requests for Creation Units of the Funds must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund (except for the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF) generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. For the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, shares of a Fund are redeemed only in creation units at a price based on the Fund’s NAV next determined, on any business day, of an order tendered to, and received by, the Distributor or its agent in proper form. Generally, an order will be implemented as of the next determined NAV, as described in the handbook for Authorized Participants. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.

The sixth paragraph of the section of the SAI entitled “Creation and Redemption of Creation Units—Placement of Redemption Orders” is hereby deleted in its entirety and replaced with the following:

Deliveries of redemption proceeds by each Fund are generally made within two Business Days (i.e., “T+2”) (except for the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF). Each Fund reserves the right to settle redemption transactions on a basis other than T+2, if necessary or appropriate under the circumstances and compliant with applicable law. If a Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, a Fund may delay delivery of the foreign investment more than seven days if a Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+2 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market. For the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, for redemption orders tendered before 12:00 p.m., Eastern time, creation units are generally settled on a “T+0 basis” (i.e., on trade date) and all other redemption orders are generally settled on a “T+2 basis”.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-SGOV-0721

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